Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000212936 [Member] | DR Horton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000212936 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000212936 [Member] | KBR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000212936 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212936 [Member] | Parker Hannifin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212936 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000212936 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000212936 [Member] | Hartford Financial Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000212936 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000212936 [Member] | Public Service Enterprise Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000212936 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000212936 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000212936 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000212936 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212936 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000212936 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%
C000212936 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000212936 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000212936 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000212936 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000212936 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000240403 [Member] | DR Horton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000240403 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000240403 [Member] | KBR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000240403 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240403 [Member] | Parker Hannifin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000240403 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000240403 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000240403 [Member] | Hartford Financial Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000240403 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000240403 [Member] | Public Service Enterprise Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000240403 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000240403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000240403 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000240403 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000240403 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000240403 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%
C000240403 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000240403 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000240403 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000240403 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000240403 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000240404 [Member] | DR Horton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000240404 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000240404 [Member] | KBR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000240404 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000240404 [Member] | Parker Hannifin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000240404 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000240404 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000240404 [Member] | Hartford Financial Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000240404 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000240404 [Member] | Public Service Enterprise Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000240404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000240404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000240404 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000240404 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000240404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000240404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%
C000240404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000240404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000240404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000240404 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000240404 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000212938 [Member] | DR Horton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000212938 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000212938 [Member] | KBR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000212938 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212938 [Member] | Parker Hannifin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212938 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000212938 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000212938 [Member] | Hartford Financial Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000212938 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000212938 [Member] | Public Service Enterprise Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000212938 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000212938 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000212938 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000212938 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212938 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000212938 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%
C000212938 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000212938 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000212938 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000212938 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000212938 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000212937 [Member] | DR Horton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000212937 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000212937 [Member] | KBR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000212937 [Member] | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000212937 [Member] | Parker Hannifin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000212937 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000212937 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000212937 [Member] | Hartford Financial Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000212937 [Member] | Marriott International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000212937 [Member] | Public Service Enterprise Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000212937 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
C000212937 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
C000212937 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
C000212937 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000212937 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000212937 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.84%
C000212937 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000212937 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000212937 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000212937 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000212937 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000212968 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000212968 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000212968 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000212968 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000212968 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000212968 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000212968 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000212968 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000212968 [Member] | Comcast Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212968 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000212968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000212968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000212968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.68%
C000212968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000212968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000212968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000212968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000212968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000212968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000212967 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000212967 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000212967 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000212967 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000212967 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000212967 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000212967 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000212967 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000212967 [Member] | Comcast Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212967 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000212967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000212967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000212967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.68%
C000212967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000212967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000212967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000212967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000212967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000212967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000212969 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
C000212969 [Member] | Philip Morris International [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
C000212969 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000212969 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000212969 [Member] | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000212969 [Member] | Bristol Myers Squibb [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000212969 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000212969 [Member] | Verizon Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000212969 [Member] | Comcast Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212969 [Member] | CVS Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000212969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000212969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
C000212969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.68%
C000212969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000212969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000212969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000212969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
C000212969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000212969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%